STOCKHOLDERS' EQUITY - Statutory surplus reserves (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 29, 2015
Number of warrants issued | shares	5,091,540
Class of warrant or right, outstanding | shares	4,774,642	74,784
Statutory surplus reserve	$ 2,914,602	$ 2,904,699
Net loss	$ (3,802,271)	(837,016)	$ 8,193,694
Retained earnings, appropriated		7,208,369
Term
Fair value	2.0
Volatility
Fair value	80
Risk-free rate
Fair value	0.20
Statutory surplus reserve
Net loss	$ 9,903	9,903	$ 872,924
Retained earnings, appropriated		$ 7,198,466
Minimum
Statutory surplus reserves percentage	10.00%
Maximum
Statutory surplus reserves percentage		50.00%
ZK Uganda
Noncontrolling interest, ownership percentage by parent	20.00%
Wenzhou Weijia
Noncontrolling interest, ownership percentage by parent	99.00%			99.00%
HUANG Jian Cong
Ownership interest held by non-controlling interest	1.00%
Third Party Individual
Ownership interest	49.00%
WANG Ming Jie | Subsidiary One
Ownership interest	16.82%
WANG Guo Lin | Subsidiary One
Ownership interest	6.22%
ZK International | Subsidiary Two
Ownership interest	100.00%